Oppenheimer Global Value Fund

Supplement dated November 15, 2010 to the
Prospectus dated August 27, 2010

This supplement amends the prospectus of Oppenheimer Global Value Fund, dated August 27, 2010 (the "Prospectus"), as follows:

The second paragraph in the section titled "About Your Account-Where Can You Buy Fund Shares?" on page 18 of the Prospectus is deleted in its entirety.

November 15, 2010                                                                                                                             PS0687.004